Nature of presentation	12 Months Ended
Dec. 31, 2022
Nature of presentation [Abstract]
Nature of presentation
1.	Nature of presentation:

Hut 8 Mining Corp. was incorporated under the laws of the Province of British Columbia on June 9, 2011. The registered office of the Company is located at Suite 2500 Park Place 666 Burrard Street, Vancouver, BC, Canada V6C 2X8 and the headquarters are located at 24 Duncan St., Suite 500, Toronto, ON, Canada, M5V 2B8. The Company’s common shares are listed under the symbol “HUT” on the Toronto Stock Exchange and the Nasdaq Global Select Market.

Hut 8 Mining Corp. and its subsidiaries (the “Company”) are primarily in the business of the mining of digital assets – with an operational focus on utilizing specialized equipment to solve complex computational problems to validate transactions on different blockchains and receiving Bitcoin in return for successful services. Additionally, the Company operates cloud and colocation date centre facilities in Canada targeting enterprise customers seeking high performance computing services.